Income Taxes (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Valuation Allowance [Line Items]
Effective Income Tax Rate, Continuing Operations	(11.00%)	4.30%
Goodwill impairment		$ 150,400
Valuation allowance recorded against deferred tax assets	$ 11,900
MakerBot [Member]
Valuation Allowance [Line Items]
Goodwill impairment		150,400
Valuation allowance recorded against deferred tax assets		17,200
Reversal of deferred tax liabilities		$ 17,200